UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06199

BROWN CAPITAL MANAGEMENT MUTUAL FUNDS
(Exact name of registrant as specified in charter)

1201 N. Calvert Street, Baltimore, Maryland 21202
(Address of principal executive offices) (Zip code)

Capitol Services, Inc.
1675 S. State Street, Suite B, Dover, Delaware 19901
(Name and address of agent for service)

with a copy to:
John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A Member Firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Registrant’s telephone number, including area code: 410-837-3234

Date of fiscal year end: March 31

Date of reporting period: December 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

Brown Capital Management Small Company Fund
Schedule of Investments
As of December 31, 2012 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS - 95.06%
	Business Services - 21.07%
1,225,650	ACI Worldwide, Inc.(a)	$53,548,648
1,162,556	Balchem Corp.	42,317,038
752,500	Concur Technologies, Inc.(a)	50,808,800
1,600,542	Diodes, Inc.(a)	27,769,404
181,200	EnerNOC, Inc.(a)	2,129,100
713,863	MedAssets, Inc.(a)	11,971,483
3,947,566	NIC, Inc.(b)	64,503,228
1,394,114	Nuance Communications, Inc.(a)	31,116,624
2,022,964	PROS Holdings, Inc.(a)(b)	37,000,012

		321,164,337

	Consumer Related - 2.78%
819,237	Dolby Laboratories, Inc. - Class A	24,028,221
899,045	DTS, Inc.(a)	15,014,052
210,521	Rovi Corp.(a)	3,248,339

		42,290,612

	Industrial Products & Systems - 23.79%
754,860	ANSYS, Inc.(a)	50,832,273
539,295	CARBO Ceramics, Inc.	42,248,370
1,482,201	Cognex Corp.	54,574,641
966,278	Dynamic Materials Corp.(b)	13,431,264
1,071,998	FLIR Systems, Inc.	23,916,275
443,105	Geospace Technologies Corp.(a)	39,378,741
878,857	Hittite Microwave Corp.(a)	54,577,020
1,110,752	Measurement Specialties, Inc.(a)(b)	38,165,439
1,745,635	Sun Hydraulics Corp.(b)	45,526,161

		362,650,184

	Information/Knowledge Management - 23.00%
1,931,654	American Software, Inc. - Class A(b)	14,989,635
1,721,222	Blackbaud, Inc.	39,295,498
1,161,902	FEI Co.	64,439,085
1,043,762	Manhattan Associates, Inc.(a)(b)	62,980,599
2,436,881	Netscout Systems, Inc.(a)(b)	63,334,537
2,060,711	Quality Systems, Inc.	35,773,943
1,438,838	Tyler Technologies, Inc.(a)	69,697,313

		350,510,610

	Medical/Health Care - 20.30%
1,608,344	Abaxis, Inc.(b)	59,669,562
3,084,414	Accelrys, Inc.(a)(b)	27,913,947
568,600	Bruker Corp.(a)	8,682,522
1,779,984	Cantel Medical Corp.(b)	52,918,924
431,570	Incyte Corp., Ltd.(a)	7,168,378
1,673,975	Medidata Solutions, Inc.(a)(b)	65,603,080
1,799,105	Meridian Bioscience, Inc.	36,431,876
747,114	Techne Corp.	51,057,771

		309,446,060

Shares		Value (Note 1)

COMMON STOCKS - 95.06% (continued)
	Miscellaneous - 4.12%
1,386,218	Neogen Corp.(a)(b)	$62,823,400

Total Common Stocks (Cost $955,571,122)		1,448,885,203

SHORT TERM INVESTMENTS - 4.92%
74,911,960	Dreyfus Cash Management Institutional Shares, 0.06%(c)	74,911,960

Total Short Term Investments (Cost $74,911,960)		74,911,960

Total Value of Investments (Cost $1,030,483,082) - 99.98%		1,523,797,163
Other Assets in Excess of Liabilities - 0.02%		368,214

Net Assets - 100.00%		$1,524,165,377

(a)	Non-income producing investment.
(b)	Affiliated company - The Fund owns greater than 5% of the outstanding voting securities of this issuer. See Note 1 for more information.
(c)	Represents 7 day effective yield at December 31, 2012.

Common Abbreviations:
Ltd. - Limited.

See Notes to Schedule of Investments.

Brown Capital Management International Equity Fund
Schedule of Investments
As of December 31, 2012 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS - 96.59%
	Bermuda - 2.62%
1,662	Invesco, Ltd.	$43,362
7,630	Nabors Industries, Ltd.(a)	110,253

		153,615

	Canada - 4.26%
4,466	Canadian Natural Resources, Ltd.	128,588
8,606	Harry Winston Diamond Corp.(a)	120,953

		249,541

	Egypt - 1.05%
19,517	Orascom Telecom Holding SAE(a)(b)(c)	61,244

	Finland - 1.18%
936	Kone OYJ, Class B	68,940

	France - 5.48%
7,883	Flamel Technologies SA(a)(d)	23,886
1,993	Sanofi	187,804
916	Societe BIC SA	109,204

		320,894

	Germany - 4.23%
1,376	Bayerische Motoren Werke AG	132,460
1,436	SAP AG	115,035

		247,495

	Hong Kong - 6.19%
170,000	Chaoda Modern Agriculture Holdings, Ltd.(a)	24,127
41,605	Esprit Holdings, Ltd.	57,650
92,000	Kingdee International Software Group Co., Ltd.(a)	17,211
189,000	Kingsoft Corp., Ltd.	133,139
15,600	Ping An Insurance Group Co., Class H	130,623

		362,750

	Ireland - 7.77%
3,377	DCC PLC	110,546
3,375	ICON PLC(a)(d)	93,690
1,374	Paddy Power PLC	113,351
173,315	Total Produce PLC	137,261

		454,848

	Israel - 0.79%
1,241	Teva Pharmaceutical Industries, Ltd.(d)	46,339

	Italy - 3.84%
15,700	Azimut Holding SpA	224,848

	Japan - 12.11%
6,600	Japan Tobacco, Inc.	185,883
8,700	Mitsubishi Estate Co., Ltd.	205,763
19,300	Rakuten, Inc.(a)	150,150

Shares		Value (Note 1)

COMMON STOCKS - 96.59% (continued)
	Japan - 12.11% (continued)
20,000	Sapporo Holdings, Ltd.	$64,408
9,390	Yamaha Motor Co., Ltd.	102,858

		709,062

	Luxembourg - 2.00%
1,356	Millicom International Cellular SA(e)	117,289

	Mexico - 2.04%
1,186	Fomento Economico Mexicano SAB de CV(d)	119,430

	Netherlands - 2.20%
6,299	Wolters Kluwer NV	128,666

	Singapore - 5.07%
89,000	Goodpack, Ltd.	134,059
122,424	UOB-Kay Hian Holdings, Ltd.	162,858

		296,917

	South Africa - 3.27%
4,423	Sasol, Ltd.(d)	191,472

	Spain - 1.98%
3,329	Grifols SA(a)	115,830

	Switzerland - 13.74%
36	Lindt & Spruengli AG, Non-Voting	117,291
2,222	Nestle SA	144,789
4,390	Nobel Biocare Holding AG(a)	37,245
848	Roche Holding AG	170,592
379	The Swatch Group AG	191,106
1,563	Transocean, Ltd.	69,788
2,526	Tyco International, Ltd.	73,885

		804,696

	United Kingdom - 15.77%
28,561	BAE Systems PLC	156,309
3,729	Carnival Corp.	137,115
5,782	Diageo PLC	167,846
27,966	Man Group PLC	37,593
274,030	Management Consulting Group PLC	94,595
20,960	Reed Elsevier PLC	218,592
9,493	UBM PLC	111,031

		923,081

	United States - 1.00%
1,263	The ADT Corp.	58,717

Total Common Stocks (Cost $4,095,575)		5,655,674

SHORT TERM INVESTMENTS - 3.33%
194,987	Dreyfus Cash Management Institutional Shares, 0.06%(f)	194,987

Total Short Term Investments (Cost $194,987)		194,987

Total Value of Investments (Cost $4,290,562) - 99.92%		$5,850,661
Other Assets in Excess of Liabilities - 0.08%		4,399

Net Assets - 100.00%		$5,855,060

(a)	Non-income producing investment.
(b)	Global Depositary Receipt.
(c)	Securities were issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees. As of December 31, 2012, the aggregate market value of those securities was $61,244, representing 1.05% of net assets.
(d)	American Depositary Receipt.
(e)	Swedish Depositary Receipt.
(f)	Represents 7 day effective yield at December 31, 2012.

Common Abbreviations:
AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders. (Germany & Switzerland)
Ltd. - Limited.
NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation. (Netherlands)
OYJ - Osakeyhtio is the Finnish equivalent of a limited company. (Finland)
PLC - Public Limited Company. (Ireland & United Kingdom)
SA - Generally designates corporations in various countries, mostly those employing the civil law. (France, Luxembourg, Spain, & Switzerland)
SAB de CV - A variable capital company. (Mexico)
SAE - Societe Anonyme Egyptienne is an Egyptian Joint Stock Company. (Egypt)
SpA - Societa‘ Per Azioni is an Italian shared company. (Italy)

See Notes to Schedule of Investments.

Brown Capital Management Mid-Cap Fund
Schedule of Investments
As of December 31, 2012 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS - 96.22%
	Consumer Discretionary - 18.94%
11,659	BorgWarner, Inc.(a)	$835,018
14,314	Coach, Inc.	794,570
24,945	Dick’s Sporting Goods, Inc.	1,134,748
29,208	Guess?, Inc.	716,764
18,300	Lululemon Athletica, Inc.(a)	1,395,009
20,700	Michael Kors Holdings, Ltd.(a)	1,056,321
944	NVR, Inc.(a)	868,480
65,866	PulteGroup, Inc.(a)	1,196,126
34,303	Toll Brothers, Inc.(a)	1,109,016
20,810	Tractor Supply Co.	1,838,772

		10,944,824

	Consumer Staples - 2.45%
17,700	Elizabeth Arden, Inc.(a)	796,677
11,686	Monster Beverage Corp.(a)	617,956

		1,414,633

	Energy - 9.37%
42,420	Cameron International Corp.(a)	2,395,033
25,223	CARBO Ceramics, Inc.	1,975,970
15,398	Diamond Offshore Drilling, Inc.	1,046,448

		5,417,451

	Financials - 9.89%
10,799	FactSet Research Systems, Inc.	950,960
54,781	Stifel Financial Corp.(a)	1,751,349
31,521	T. Rowe Price Group, Inc.	2,052,963
70,784	The Western Union Co.	963,370

		5,718,642

	Health Care - 19.52%
176,068	Allscripts Healthcare Solutions, Inc.(a)	1,658,561
21,501	Covance, Inc.(a)	1,242,113
93,466	MedAssets, Inc.(a)	1,567,425
37,702	Meridian Bioscience, Inc.	763,465
31,651	Myriad Genetics, Inc.(a)	862,490
55,545	PAREXEL International Corp.(a)	1,643,576
24,563	Shire PLC(b)	2,264,217
14,673	Waters Corp.(a)	1,278,312

		11,280,159

	Industrials - 13.93%
19,568	Expeditors International of Washington, Inc.	773,915
26,672	FEI Co.	1,479,229
20,286	JB Hunt Transport Services, Inc.	1,211,277
20,530	MSC Industrial Direct Co. - Class A	1,547,551
85,980	Quanta Services, Inc.(a)	2,346,394
7,406	Stericycle, Inc.(a)	690,758

		8,049,124

Shares		Value (Note 1)

COMMON STOCKS - 96.22% (continued)
	Information Technology - 18.29%
46,200	Akamai Technologies, Inc.(a)	$1,890,042
18,655	ANSYS, Inc.(a)	1,256,228
29,586	Blackbaud, Inc.	675,448
64,780	Diodes, Inc.(a)	1,123,933
63,092	NetApp, Inc.(a)	2,116,737
52,484	Rovi Corp.(a)	809,828
45,207	Trimble Navigation, Ltd.(a)	2,702,474

		10,574,690

	Materials - 3.83%
19,118	Ecolab, Inc.	1,374,584
27,647	General Cable Corp.(a)	840,745

		2,215,329

Total Common Stocks (Cost $48,942,815)		55,614,852

SHORT TERM INVESTMENTS - 2.31%
1,335,421	Dreyfus Cash Management Institutional Shares, 0.06%(c)	1,335,421

Total Short Term Investments (Cost $1,335,421)		1,335,421

Total Value of Investments (Cost $50,278,236) - 98.53%		56,950,273
Other Assets in Excess of Liabilities - 1.47%		852,435

Net Assets - 100.00%		$57,802,708

(a)	Non-income producing investment.
(b)	American Depositary Receipt.
(c)	Represents 7 day effective yield at December 31, 2012.

Common Abbreviations:
Ltd. - Limited.
PLC - Public Limited Company. (United Kingdom)

See Notes to Schedule of Investments.

Brown Capital Management Mutual Funds

Notes to Schedules of Investments	December 31, 2012 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Brown Capital Management Small Company Fund (“Small Company Fund”), the Brown Capital Management International Equity Fund (“International Equity Fund”), and the Brown Capital Management Mid-Cap Fund (“Mid-Cap Fund”) (each a “Fund” and collectively the “Funds”) are each a series portfolio of the Brown Capital Management Mutual Funds (the “Trust”). The Trust is a Delaware statutory trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-ended management investment company. Each of the Funds in this report is classified as a diversified company as defined in the 1940 Act. Prior to December 1, 2011, the Funds were series portfolios of The Nottingham Investment Trust II (the “Predecessor Trust”), a Massachusetts business trust.

The Small Company Fund commenced operations as a series of the Predecessor Trust on July 23, 1992. The investment objective of the Fund is to seek capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The Small Company Fund seeks to achieve its investment objective principally through investments in equity securities of those companies with operating revenues of $250 million or less at the time of initial investment. Prior to December 1, 2011 the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares. On December 15, 2011 the Fund began to offer Institutional Shares.

The International Equity Fund commenced operations as a series of the Predecessor Trust on May 28, 1999. The investment objective of the Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The International Equity Fund seeks to achieve its investment objective by investing in equity securities of non-U.S. based companies. Prior to December 1, 2011 the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares.

The Mid-Cap Fund commenced operations as a series of the Predecessor Trust on September 30, 2002. The investment objective of the Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The Mid-Cap Fund seeks to achieve its investment objective investing in a portfolio of equity securities of companies whose market capitalizations qualify them to be considered “mid-cap” companies. The Fund’s investment advisor considers a company to be a “mid-cap” company if it has, at the time of purchase by the Fund, a market capitalization within the range of market values of issuers included in the Russell Midcap® Growth Index. Prior to December 1, 2011 the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares. On December 15, 2011 the Fund began to offer Institutional Shares.

Prior to December 31, 2008, the Mid-Cap Fund offered two classes of shares (Institutional Shares and Investor Shares). On that date, the Investor Shares were converted into a class of shares that was previously designated as “Institutional Shares” and subsequently redesignated as of December 1, 2011, as the “Investor Shares". Income, expenses (other than distribution and service fees, which were only attributable to the Investor Shares), and realized and unrealized gains or losses on investments were allocated to each class of shares based upon its relative net assets.

The following accounting policies have been consistently followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation
The Funds’ investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trust’s Board of Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a small-cap stock, mid-cap stock, or foreign security, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the portfolio security prior to a Fund’s net asset value calculation; (iii) the exchange on which the portfolio security is principally traded closes early; or (iv) trading of the particular portfolio security is halted during the day and does not resume prior to a Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurement
GAAP establishes a framework for measuring fair value and requires certain disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1	–	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3	–	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Brown Capital Management Mutual Funds

Notes to Schedules of Investments	December 31, 2012 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Funds to measure fair value during the nine months ended December 31, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds’ assets as of December 31, 2012:

Small Company Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$1,448,885,203	$—	$—	$1,448,885,203
Short Term Investments	74,911,960	—	—	74,911,960

Total	$1,523,797,163	$—	$—	$1,523,797,163

International Equity Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks
Hong Kong	$338,623	$24,127	$—	$362,750
All Other Countries	5,292,924	—	—	5,292,924
Short Term Investments	194,987	—	—	194,987

Total	$5,826,534	$24,127	$—	$5,850,661

Mid-Cap Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$55,614,852	$—	$—	$55,614,852
Short Term Investments	1,335,421	—	—	1,335,421

Total	$56,950,273	$—	$—	$56,950,273

*See Schedule of Investments for industry/country classifications

There were no significant transfers into or out of Levels 1 and 2 during the period.

There were no securities classified as Level 3 securities during the period, thus, a reconciliation of assets in which significant unobservable inputs (Level 3) were used are not applicable for these Funds.

Foreign Currency Translation (International Equity Fund)
Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and

Brown Capital Management Mutual Funds

Notes to Schedules of Investments	December 31, 2012 (Unaudited)

settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Affiliated Companies
Where a Fund owns 5% or more of the outstanding voting securities, either directly or indirectly, of a particular issuer, the 1940 Act deems such an issuer to be an “affiliate” of the Fund. As of December 31, 2012, the Small Company Fund owned 5% or more of the outstanding voting securities of the issuers identified in the table below and therefore those issuers are affiliates of that Fund for purposes of the 1940 Act.

	Share Balance at			Share Balance at	Market Value at		Realized Gains
Security Name	April 1, 2012	Purchases	Sales	December 31, 2012	December 31, 2012	Dividends	(Losses)

Abaxis, Inc.	1,608,344	—	—	1,608,344	$59,669,562	$1,608,344	$—
Accelrys, Inc.	3,084,414	—	—	3,084,414	27,913,947	—	—
American Software, Inc. - Class A	1,931,654	—	—	1,931,654	14,989,635	1,101,043	—
Cantel Medical Corp.	1,779,984	—	—	1,779,984	52,918,924	181,024	—
Dynamic Materials Corp.	966,278	—	—	966,278	13,431,264	115,953	—
IRIS International, Inc.	988,375	—	(988,375)	—	—	—	9,212,032
Kensey Nash Corp.	467,664	—	(467,664)	—	—	116,916	7,374,200
Manhattan Associates, Inc.	1,043,762	—	—	1,043,762	62,980,599	—	—
Measurement Specialties, Inc.	1,110,752	—	—	1,110,752	38,165,439	—	—
Medidata Solutions, Inc.	1,673,975	—	—	1,673,975	65,603,080	—	—
NIC, Inc.	3,167,630	779,936	—	3,947,566	64,503,228	923,599	—
Neogen Corp.	1,386,218	—	—	1,386,218	62,823,400	—	—
Netscout System	2,012,381	424,500	—	2,436,881	63,334,537	—	—
PROS Holdings, Inc.	2,022,964	—	—	2,022,964	37,000,012	—	—
Sun Hydraulics Corp.	1,611,027	134,609	(1)	1,745,635	45,526,161	2,531,042	(5)

TOTAL	24,855,422	1,339,045	(1,456,040)	24,738,427	$608,859,788	$6,577,921	$16,586,227

2. FEDERAL INCOME TAX

At December 31, 2012, the tax-basis cost of investments and components of net assets were as follows:

	Small Company Fund	International Equity Fund	Mid-Cap Fund

Unrealized Appreciation	$534,093,038	$1,614,095	$9,808,490
Unrealized (Depreciation)	(40,778,957)	(253,738)	(3,276,777)

Net Unrealized Appreciation	493,314,081	1,360,357	6,531,713

Cost of investments for income tax purposes	1,030,483,082	4,490,304	50,418,560

The difference between book-basis and tax-basis net unrealized appreciation (depreciation) is attributable to the deferral of losses from wash sales.

ITEM 2. CONTROLS AND PROCEDURES

(a)
The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Brown Capital Management Mutual Funds

By: (Signature and Title)	/s/ Cecil E. Flamer
Cecil E. Flamer
Treasurer and Principal Financial Officer

Date: February 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Keith A. Lee
Keith A. Lee
Trustee, President and Principal Executive Officer,
Brown Capital Management Mutual Funds

Date: February 26, 2013

By: (Signature and Title)	/s/ Cecil E. Flamer
Cecil E. Flamer
Treasurer and Principal Financial Officer,
Brown Capital Management Mutual Funds

Date: February 25, 2013